Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables.
Indirect tax receivable	$ 1,781
Other receivables	5	$ 53
Trade receivable due from related parties containing provisional pricing feature	31,456
Trade and other receivables	$ 33,242	$ 53